General information and significant event of the year (Details) $ in Thousands, R$ in Millions			12 Months Ended
	Dec. 29, 2023 USD ($)	Dec. 29, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 BRL (R$)
General information and significant event of the year
Income due to concession compensation			$ (62,677)
Natal Airport Concession Agreement | Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante
General information and significant event of the year
Final gross indemnification					$ 125,900	R$ 609.5
Net gain recognized			166,500
Reversal of previous impairment loss			103,800
Income due to concession compensation			62,700
Unrecognized tax loss carry forwards were used to compensate the current tax expense			$ 7,400	R$ 36.8
Percentage of deduction on tax loss carryforwards that can be applied			100.00%	100.00%
Total net payment deducting all the obligations related to concession fees and including the receivables related to re-equilibriums	$ 41,300	R$ 199.7